Accounts payables	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Accounts payables
12. Accounts payables
Accounts payables consist of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Accounts payables	5,473	4,025
Accrued liabilities	14,431	9,031

Total	19,904	13,056